Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Tel: 202.739.3000
Fax: 202.739.3001
www.morganlewis.com


August 31, 2011


VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re: The Advisors' Inner Circle Fund: Post-Effective Amendment No. 157
    (File Nos. 033-42484 and 811-06400)
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Ladies and Gentlemen:

On behalf of our client, The Advisors' Inner Circle Fund (the "Trust"), we are filing, pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and the under Investment Company Act of 1940, as amended, Post-Effective Amendment No. 157 ("PEA No. 157") to the Trust's Registration Statement on Form N-1A, together with all exhibits thereto. The purpose of PEA No. 157 is to (i) update the financial information for the following series of the Trust: Cambiar Opportunity Fund, Cambiar Small Cap Fund, Cambiar International Equity Fund and Cambiar Aggressive Value Fund (the "Funds"); and (ii) make other non-material changes to the Funds' Prospectuses and Statements of Additional Information.

I hereby certify that PEA No. 157 does not contain disclosure that renders it ineligible to be filed under Rule 485(b). If you have any questions regarding PEA No. 157, please do not hesitate to contact me at (202) 739-5896.

Sincerely,

/S/ CHRISTOPHER MENCONI
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Christopher D. Menconi